Deposits and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deposits and Other Current Assets [Abstract]
Schedule of deposits and other current assets	Deposits and other current assets consist of the following:
4.	Deposits and Other Current Assets

Deposits:	June 30, 2022	December 31, 2021
Deposits for research and development, prototype and production parts, and other	$41,402	$54,990
Deposits for “Future Work”	6,190	8,380
Total deposits	$47,592	$63,370

Other current assets:
Prepaid expenses	$2,881	$11,119
Other current assets	3,104	2,291
Total other current assets	$5,985	$13,410

	2021	2020
Deposits
Deposits for research and development, prototype parts and other	$54,990	$6,412
Deposits for Future Work	8,380	—
Total deposits	$63,370	$6,412

Other current assets
Prepaid expenses	$11,119	$762
Other current assets	2,291	3,364
Notes receivable	—	40
Due from affiliate	—	2,034
Total other current assets	$13,410	$6,200